PROPERTY, EQUIPMENT AND INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2023
Property Equipment And Intangible Assets [Abstract]
Summary of property, equipment and intangible assets, net

Property, equipment and intangible assets, net, consisted of the following:

	As of December 31,
	2022	2023
	US$	US$
Electronic Equipment	6,897,897	7,809,971
Office Equipment	798,279	873,192
Leasehold improvement	1,748,345	1,657,837
Software	1,346,872	1,379,299
Less: accumulated depreciation	(4,481,910)	(6,525,834)
Property and equipment, net	6,309,483	5,194,465
Licenses	10,004,563	10,004,563
Trademark	118,524	115,140
Trading right	128,180	128,026
Others	—	1,057,434
Less: accumulated amortization	(56,685)	(70,085)
Intangible assets, net	10,194,582	11,235,078
Total	16,504,065	16,429,543

Summary of Estimated Amortization Expenses for Intangible Assets

The estimated amortization expenses for the above intangible assets for future years are as follows:

Years ending December 31,	Amortization for Intangible Assets
US$
2024	15,018
2025	15,018
2026	15,018
2027	—
2028	—
Total	45,054